Investments: Net Realized Investment Gains (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Proceeds from sale of debt securities	$ 0	$ 0	$ 0	$ 0